ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued payroll and related costs	$ 21,063	$ 23,864
Accrued vacation	8,968	7,152
Accrued commissions	469	1,371
Labor union contribution	147	925
Deferred revenue	2,634	2,239
Accrued Legal expenses	1,416	2,019
Currency hedging costs	475	0
Other	2,431	2,264
Total accrued expenses and other current liabilities	$ 37,603	$ 39,834